The Liberty Fund
Annual Report
October 31, 2002

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
                                  Liberty Fund
                                  Annual Report
                                October 31, 2002

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
--------------------------------------------------------------------------------

 President's Message

[photo of Keith T. Banks]


Dear Shareholder:
Investors hardly need to be reminded of the dismal showing from the US stock market during the past 12 months. Not since the 1970s have all major market indexes produced such disappointing returns. A lack of confidence in the equity markets combined with a growing uncertainty about the economy brought prices down in all segments of the US stock market, and most foreign markets were even harder hit. As investors turned to the fixed-income markets for the lower volatility they have historically offered in turbulent times, bond prices rose and virtually all segments of the bond market outperformed stocks.

Yet, the 12-month period ended with a glimmer of hope for the stock market. In the final month of the period, stocks rebounded in the United States and abroad. As long and intermediate-term interest rates edged higher, bond prices moved down.

In the report that follows, portfolio manager Harvey Hirschhorn discusses the events of the period in more detail and the strategies that have been employed to manage the fund. As always, thank you for choosing Liberty Funds to help you reach your long-term financial goals.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

NET ASSET VALUE PER SHARE as of 10/31/02 ($)
Class A  6.68
Class B  6.67
Class C  6.66
Class Z  7.07

DISTRIBUTIONS DECLARED PER SHARE 11/1/01 - 10/31/02 ($)
Class A  0.17
Class B  0.12
Class C  0.12
Class Z  0.19

              NOT FDIC INSURED o May lose value o No bank guarantee
--------------------------------------------------------------------------------


Economic and market conditions change frequently. There is no assurance that trends described herein will continue or commence.

--------------------------------------------------------------------------------

 Performance Information

Value of a $10,000 investment
10/31/92 - 10/31/02

Performance of a $10,000 investment
10/31/92 - 10/31/02 ($)

            without sales with sales
               charge       charge
--------------------------------------
 Class A      21,611        20,368
 Class B      20,049        20,049
 Class C      20,783        20,783
 Class Z      22,939        n/a


[mountain chart data]:



                                                                       Lehman Brothers
                  S&P 500                   Class A shares             Aggregate                 Class A shares
                  Index                     with sales charge          Bond Index                without sales charge

10/92            $10,000.00                $10,000.00                 $10,000.00                $ 9,425.00
                  10,340.00                 10,325.00                  10,004.00                  9,731.00
                  10,467.00                 10,613.00                  10,161.00                 10,003.00
                  10,555.00                 10,900.00                  10,356.00                 10,273.00
                  10,699.00                 11,145.00                  10,537.00                 10,504.00
                  10,924.00                 11,419.00                  10,582.00                 10,762.00
                  10,660.00                 11,196.00                  10,656.00                 10,553.00
                  10,945.00                 11,400.00                  10,670.00                 10,745.00
                  10,976.00                 11,477.00                  10,863.00                 10,817.00
                  10,932.00                 11,524.00                  10,925.00                 10,861.00
                  11,347.00                 12,071.00                  11,116.00                 11,377.00
                  11,259.00                 11,976.00                  11,146.00                 11,287.00
                  11,493.00                 12,047.00                  11,187.00                 11,355.00
                  11,383.00                 11,890.00                  11,092.00                 11,206.00
                  11,521.00                 12,156.00                  11,152.00                 11,457.00
                  11,913.00                 12,601.00                  11,302.00                 11,876.00
                  11,590.00                 12,393.00                  11,106.00                 11,680.00
                  11,086.00                 11,861.00                  10,831.00                 11,179.00
                  11,228.00                 11,995.00                  10,745.00                 11,306.00
                  11,411.00                 11,935.00                  10,744.00                 11,249.00
                  11,131.00                 11,692.00                  10,720.00                 11,020.00
                  11,496.00                 12,022.00                  10,933.00                 11,330.00
                  11,966.00                 12,365.00                  10,947.00                 11,654.00
                  11,674.00                 12,028.00                  10,786.00                 11,336.00
                  11,936.00                 12,134.00                  10,776.00                 11,436.00
                  11,502.00                 11,757.00                  10,752.00                 11,081.00
                  11,672.00                 11,902.00                  10,826.00                 11,218.00
                  11,974.00                 12,049.00                  11,041.00                 11,356.00
                  12,440.00                 12,518.00                  11,304.00                 11,799.00
                  12,807.00                 12,830.00                  11,372.00                 12,092.00
                  13,183.00                 13,206.00                  11,532.00                 12,447.00
                  13,709.00                 13,647.00                  11,978.00                 12,862.00
                  14,027.00                 13,991.00                  12,065.00                 13,187.00
                  14,492.00                 14,485.00                  12,039.00                 13,652.00
                  14,528.00                 14,599.00                  12,185.00                 13,760.00
                  15,141.00                 14,937.00                  12,303.00                 14,078.00
                  15,086.00                 14,771.00                  12,463.00                 13,921.00
                  15,747.00                 15,300.00                  12,650.00                 14,420.00
                  16,051.00                 15,307.00                  12,827.00                 14,427.00
                  16,597.00                 15,806.00                  12,911.00                 14,897.00
                  16,751.00                 16,020.00                  12,687.00                 15,098.00
                  16,912.00                 15,989.00                  12,598.00                 15,070.00
                  17,161.00                 16,293.00                  12,527.00                 15,356.00
                  17,602.00                 16,616.00                  12,502.00                 15,660.00
                  17,669.00                 16,446.00                  12,670.00                 15,500.00
                  16,888.00                 15,690.00                  12,704.00                 14,787.00
                  17,244.00                 16,104.00                  12,682.00                 15,178.00
                  18,213.00                 16,788.00                  12,903.00                 15,823.00
                  18,716.00                 17,149.00                  13,190.00                 16,163.00
                  20,129.00                 17,998.00                  13,415.00                 16,963.00
                  19,730.00                 17,872.00                  13,290.00                 16,844.00
                  20,961.00                 18,412.00                  13,332.00                 17,353.00
                  21,127.00                 18,469.00                  13,365.00                 17,407.00
                  20,261.00                 17,773.00                  13,216.00                 16,751.00
                  21,468.00                 18,469.00                  13,415.00                 17,407.00
                  22,780.00                 19,649.00                  13,542.00                 18,520.00
                  23,794.00                 20,545.00                  13,703.00                 19,364.00
                  25,685.00                 22,004.00                  14,073.00                 20,739.00
                  24,247.00                 21,441.00                  13,954.00                 20,208.00
                  25,573.00                 22,549.00                  14,159.00                 21,253.00
                  24,719.00                 21,751.00                  14,364.00                 20,500.00
                  25,864.00                 22,121.00                  14,430.00                 20,849.00
                  26,309.00                 22,528.00                  14,576.00                 21,233.00
                  26,598.00                 22,573.00                  14,762.00                 21,275.00
                  28,516.00                 23,853.00                  14,751.00                 22,481.00
                  29,976.00                 24,404.00                  14,801.00                 23,001.00
                  30,281.00                 24,653.00                  14,878.00                 23,235.00
                  29,761.00                 24,359.00                  15,019.00                 22,959.00
                  30,969.00                 24,769.00                  15,147.00                 23,344.00
                  30,641.00                 24,518.00                  15,179.00                 23,109.00
                  26,213.00                 22,111.00                  15,426.00                 20,839.00
                  27,893.00                 22,907.00                  15,787.00                 21,590.00
                  30,158.00                 23,729.00                  15,703.00                 22,365.00
                  31,986.00                 24,780.00                  15,793.00                 23,355.00
                  33,828.00                 25,489.00                  15,840.00                 24,023.00
                  35,242.00                 25,848.00                  15,953.00                 24,362.00
                  34,146.00                 24,936.00                  15,674.00                 23,502.00
                  35,512.00                 25,415.00                  15,760.00                 23,953.00
                  36,886.00                 25,969.00                  15,810.00                 24,476.00
                  36,016.00                 25,704.00                  15,671.00                 24,226.00
                  38,007.00                 26,565.00                  15,621.00                 25,038.00
                  36,825.00                 25,959.00                  15,554.00                 24,467.00
                  36,641.00                 25,692.00                  15,546.00                 24,215.00
                  35,637.00                 25,373.00                  15,726.00                 23,914.00
                  37,893.00                 26,322.00                  15,784.00                 24,809.00
                  38,662.00                 26,809.00                  15,783.00                 25,268.00
                  40,936.00                 27,705.00                  15,707.00                 26,112.00
                  38,881.00                 26,965.00                  15,655.00                 25,415.00
                  38,146.00                 27,019.00                  15,845.00                 25,465.00
                  41,877.00                 28,551.00                  16,054.00                 26,909.00
                  40,616.00                 28,248.00                  16,007.00                 26,624.00
                  39,784.00                 27,531.00                  15,999.00                 25,948.00
                  40,762.00                 28,236.00                  16,332.00                 26,612.00
                  40,126.00                 28,154.00                  16,481.00                 26,535.00
                  42,618.00                 29,592.00                  16,720.00                 27,891.00
                  40,368.00                 28,444.00                  16,825.00                 26,809.00
                  40,198.00                 28,473.00                  16,936.00                 26,835.00
                  37,031.00                 27,083.00                  17,214.00                 25,526.00
                  37,212.00                 27,400.00                  17,534.00                 25,824.00
                  38,533.00                 27,959.00                  17,822.00                 26,351.00
                  35,023.00                 26,189.00                  17,977.00                 24,683.00
                  32,806.00                 24,990.00                  18,066.00                 23,553.00
                  35,352.00                 26,084.00                  17,991.00                 24,584.00
                  35,588.00                 25,990.00                  18,099.00                 24,496.00
                  34,724.00                 25,567.00                  18,167.00                 24,097.00
                  34,383.00                 25,567.00                  18,574.00                 24,097.00
                  32,234.00                 24,623.00                  18,788.00                 23,207.00
                  29,633.00                 23,557.00                  19,008.00                 22,203.00
                  30,199.00                 23,809.00                  19,405.00                 22,440.00
                  32,515.00                 24,790.00                  19,137.00                 23,365.00
                  32,802.00                 24,793.00                  19,015.00                 23,367.00
                  32,323.00                 24,505.00                  19,169.00                 23,096.00
                  31,699.00                 24,218.00                  19,355.00                 22,826.00
                  32,891.00                 24,761.00                  19,033.00                 23,337.00
                  30,897.00                 24,184.00                  19,403.00                 22,793.00
                  30,672.00                 24,184.00                  19,567.00                 22,793.00
                  28,488.00                 23,127.00                  19,736.00                 21,797.00
                  26,269.00                 21,936.00                  19,975.00                 20,675.00
                  26,440.00                 22,065.00                  20,312.00                 20,797.00
                  23,568.00                 20,616.00                  20,641.00                 19,430.00
10/02             25,640.00                 21,611.00                  20,546.00                 20,368.00



Mutual fund performance changes over time. Please visit www.libertyfunds.com for daily performance updates.

Past performance does not guarantee future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.


Average annual total return as of 10/31/02 (%)
Share class                        A                          B                           C                     Z
Inception                       4/30/82                    5/5/92                      8/1/97                7/31/95
-----------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-----------------------------------------------------------------------------------------------------------------------
1-year                   -9.19        -14.41         -9.77        -14.21         -9.78         -10.67         -8.88
5-year                   -0.12         -1.30         -0.86         -1.11         -0.87          -0.87          0.96
10-year                   8.01          7.37          7.20          7.20          7.59           7.59          8.66

Average annual total return as of 9/30/02 (%)
Share class                        A                          B                           C                     Z
-----------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-----------------------------------------------------------------------------------------------------------------------
1-year                  -12.47        -17.51        -13.15        -17.42        -13.30         -14.16        -12.38
5-year                   -1.78         -2.93         -2.52         -2.77         -2.56          -2.56         -0.75
10-year                   7.57          6.94          6.76          6.76          7.14           7.14          8.20


Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class B and class C shares would have been lower.

--------------------------------------------------------------------------------

 Portfolio Managers' Report

Top 5 equity holdings as of 10/31/02 (%)

Wal-Mart Stores                         2.2
Citigroup                               2.1
Exxon Mobil                             2.1
Microsoft                               2.0
Pfizer                                  1.8

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Asset allocations as of 10/31/02 (%)

Common stocks                          63.2
Corporate bonds                        15.3
US Government bonds & agencies         10.3
Foreign government & agency bonds       3.1
Cash & equivalents                      0.6
Other                                   7.5

Asset allocations are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same breakdown in the future.
--------------------------------------------------------------------------------
About duration

Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise or we raise duration when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.
--------------------------------------------------------------------------------




For the 12-month period that ended October 31, 2002, The Liberty Fund's class A shares returned negative 9.19%, without a sales charge. It underperformed the Lehman Brothers Aggregate Bond Index, which returned negative 5.89%, but outperformed the S&P 500 Index, which returned negative 15.10%. The fund underperformed its benchmark, the Morningstar Domestic Hybrid category, which returned negative 7.13%.1 The fund's emphasis on large-cap stocks, which were poor performers during the period, was the primary reason the fund lagged its peer group.

Another challenging period for the
stock market

During the 12-month period, the environment was difficult for stock market investors as concerns about terrorism, corporate governance and the possibility of a double-dip recession weighed heavily on their minds. In September, when war with Iraq became a more immediate possibility, the already-shaken market responded with the worst quarterly performance since the market crash of 1987. However, stocks bounced back strongly in October, the second best showing for the month in 20 years.

While declines in the stock market were making headlines, the bond market provided another solid year of returns. US Treasuries were buoyed during the period by the Federal Reserve's steady moves to keep short-term interest rates low as well as by a flight-to-quality by investors seeking less volatile assets. Corporate bonds had lower returns than Treasuries, and bonds issued by companies with weak credit histories posted negative returns for the year, although in most cases even these returns outpaced the stock market.

International equities, which accounted for approximately 10% of the portfolio at the end of the period, also experienced a difficult year. However, a declining dollar helped cushion the blow somewhat for US investors during the second

1(C)2002 by Morningstar Inc. All rights reserved. This information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

half of the year (when the dollar declines, it helps the dollar return of investments denominated in foreign currencies). And European markets enjoyed an October rally along with the United States. Japan was left out of the party, with its stock market sinking to an 18-year low.

Weakness among large caps hurts performance

Performance was hurt by a general weakness in large capitalization stocks, where the fund's equity assets are concentrated. Our investments in AOL Time Warner, Verizon Communications and General Electric (0.9%, 1.2%, and 1.1% of net assets, respectively) were a significant drag on performance.2 Earnings estimates for these and many other prominent companies steadily eroded during the period. Even the stock of companies such as Pfizer (1.8% of net assets), whose earnings remained on track, lost ground in the selling frenzy.

The fund's performance was aided by specific holdings such as eBay (0.8% of net assets), which held up well relative to other Internet stocks. In our opinion, eBay's ability to weather a calamitous period for Internet stocks is a tribute to the superiority of its business model of providing a valuable service for consumers without conventional costs. Recent purchases such as FedEx and United Parcel Service (0.8% and 0.7% of net assets, respectively) also held up well as the economy began to recover, albeit at a slow pace.

In the final month of the period, we reduced the fund's fixed income exposure and also reduced the duration of the bond portfolio. (Duration is a measure of interest rate sensitivity; see sidebar.) We took the proceeds of the bonds we sold and reinvested them in the stock market, which brought the fund's equity position above 60%. As the stock market moved up strongly in the final month of the period and bonds edged lower, the fund has, therefore, benefited from this asset allocation shift.

Outlook

We believe that corporate profits have the potential to move higher in the coming year. Given the intense scrutiny that has been placed on companies with loose or improper accounting practices, we also expect these profits could be of considerably higher quality. This trend toward higher-quality earnings could also make corporate bonds more attractive, as higher profits would improve corporate balance sheets. An improving profit environment could also benefit the same large cap companies that hurt performance up until the final month of the period.

With a higher equity position and reduced exposure to bonds, we believe the fund is positioned to anticipate a better profit environment, a stabilizing economy and a continued rebound in the stock market in the year ahead.


/s/ Harvey B. Hirschhorn   /s/ Scott Schermerhorn

Harvey B. Hirschhorn       Scott Schermerhorn


/s/ Michael T. Kennedy     /s/ Scott B. Richards

Michael T. Kennedy         Scott B. Richards


/s/ Laura A. Ostrander

Laura A. Ostrander





 Top 5 equity sectors as of 10/31/02 (%)
--------------------------------------------------------------------------------

[bar chart data]:

Financials                         16.2
Health care                         9.1
Consumer discretionary              8.0
Information technology              7.1
Industrials                         6.1




Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

--------------
2 Holdings are disclosed as of October 31, 2002 and are subject to change.



Investing in stocks and bonds involves certain risks, including price fluctuations caused by economic and business developments and changes in interest rates. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

--------------------------------------------------------------------------------

 Investment Portfolio

October 31, 2002

Common Stocks - 63.2%              Shares         Value
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.0%
Automobiles & Components - 0.4%
  Auto Parts & Equipment - 0.2%
Delphi Corp.                      256,500    $1,785,240
                                           ------------
  Automobile Manufacturers - 0.2%
Honda Motor Co., Ltd.              60,100     2,149,137
                                           ------------
Consumer Durables & Apparel - 0.2%
  Consumer Electronics - 0.2%
Koninklijke (Royal) Philips
   Electronics N.V.                97,699     1,747,661
                                           ------------
Hotels, Restaurants & Leisure - 0.9%
  Hotels - 0.2%
P & O Princess Cruises PLC        247,000     1,811,032
                                           ------------
  Restaurants - 0.7%
Compass Group PLC                 316,600     1,401,965
McDonald's Corp.                  249,500     4,518,445
                                           ------------
                                              5,920,410
                                           ------------
Media - 2.3%
  Advertising - 0.6%
Interpublic Group
   of Companies, Inc.             317,500     3,800,475
WPP Group PLC                     157,225     1,065,533
                                           ------------
                                              4,866,008
                                           ------------
  Broadcasting & Cable - 0.8%
British Sky Broadcasting
   Group PLC (a)                   98,000       924,612
Grupo Televisa S.A. (a)            25,000       702,500
Liberty Media Corp., Class A (a)  555,000     4,589,850
Societe Television Francaise       43,300     1,112,628
                                           ------------
                                              7,329,590
                                           ------------
  Movies & Entertainment - 0.9%
AOL Time Warner, Inc. (a)         539,300     7,954,675
                                           ------------
  Publishing & Printing - 0.0%
Dai Nippon Printing Co., Ltd (a)   37,000       377,339
                                           ------------
Retailing - 4.2%
  Apparel Retail - 0.2%
Gucci Group N.V.                   20,570     1,859,116
                                           ------------
  Department Stores - 0.3%
Kohl's Corp. (a)                   44,500     2,601,025
                                           ------------
  General Merchandise Stores - 2.2%
Ito-Yokado Co., Ltd. (a)           13,000       404,512
Wal-Mart Stores, Inc.             355,400    19,031,670
                                           ------------
                                             19,436,182
  Home Improvement Retail - 0.7%
Home Depot, Inc.                  227,800     6,578,864
                                           ------------
  Internet Retail - 0.8%
eBay, Inc. (a)                    108,500     6,861,540
                                           ------------

-------------------------------------------------------
CONSUMER STAPLES - 5.0%
Food & Drug Retailing - 0.1%
  Food Retail - 0.1%
FamilyMart Co., Ltd.               48,000       914,918
                                           ------------

                                   Shares         Value
--------------------------------------------------------
Food, Beverages & Tobacco - 3.0%
  Brewers - 0.5%
Anheuser Busch Cos., Inc.          85,000  $  4,484,600
                                           ------------
  Distillers & Vintners - 0.1%
Diageo PLC (a)                     80,000       901,115
                                           ------------
  Packaged Foods - 0.9%
Cadbury Schweppes PLC             166,800     1,084,790
General Mills, Inc.                59,000     2,437,880
Koninklijke Numico N.V.            35,976       572,439
Nestle SA, Registered Shares       18,040     3,858,139
                                           ------------
                                              7,953,248
                                           ------------
  Soft Drinks - 0.6%
PepsiCo, Inc.                     112,800     4,974,480
                                           ------------
  Tobacco - 0.9%
Philip Morris Companies, Inc.     196,500     8,007,375
                                           ------------
Household & Personal Products - 1.9%
  Household Products - 1.7%
Kimberly-Clark Corp.              121,900     6,277,850
Procter & Gamble Co.              101,700     8,995,365
                                           ------------
                                             15,273,215
  Personal Products - 0.2%
Kaneka Corp.                      146,000       778,968
Shiseido Co., Ltd. (a)             51,000       565,812
                                           ------------
                                              1,344,780
                                           ------------

-------------------------------------------------------
ENERGY - 4.2%
Integrated Oil & Gas - 3.7%
Amerada Hess Corp.                 65,900     3,380,670
ConocoPhillips, Inc.               61,421     2,978,919
Exxon Mobil Corp.                 539,568    18,161,859
Royal Dutch Petroleum Co.          23,450     1,012,311
Shell Transport
   & Trading Co., PLC             446,920     2,869,879
Total B                            32,880     4,520,095
                                           ------------
                                             32,923,733
Oil & Gas Drilling - 0.5%
Noble Corp. (a)                   131,700     4,256,544
                                           ------------

-------------------------------------------------------
FINANCIALS - 16.2%
Banks - 3.6%
DBS Group Holdings, Ltd.          113,000       793,050
Deutsche Bank AG (a)               22,900       998,074
ForeningsSparbanken AB            101,100     1,111,654
Lloyds TSB Group PLC              448,000     3,852,095
Sumitomo Mitsui Banking Corp.      98,000       404,724
UBS AG, Registered Shares          88,390     4,201,795
UFJ Holdings, Inc.                    269       405,368
UniCredito Italiano S.p.A         329,500     1,237,450
U.S. Bancorp                      338,900     7,147,401
Wells Fargo & Co.                 235,700    11,895,779
                                           ------------
                                             32,047,390
                                           ------------
Diversified Financials - 8.7%
  Consumer Finance - 0.4%
Capital One Financial Corp.       113,300     3,452,251
Promise Co., Ltd.                  12,000       388,058
                                           ------------
                                              3,840,309


See notes to investment portfolio.

--------------------------------------------------------------------------------

October 31, 2002

Common Stocks (continued)          Shares         Value
-------------------------------------------------------
FINANCIALS (continued)
Diversified Financials (continued)
  Diversified Financial Services - 4.7%
Ambac Financial Group, Inc.       103,150   $ 6,374,670
Citigroup, Inc.                   491,599    18,164,583
Fannie Mae                         79,000     5,281,940
Fortis                             81,700     1,492,150
Freddie Mac                       127,600     7,857,608
Nomura Holdings, Inc.             120,000     1,378,242
Sanpaolo IMI S.p.A                136,500       849,888
                                           ------------
                                             41,399,081
                                           ------------
  Multi-Sector Holdings - 3.6%
AMB Generali Holding, AG           13,050       797,441
Nasdaq-100 Shares (a)             192,000     4,713,600
S&P 400 Mid-Cap
   Depositary Receipts            161,200    12,510,732
S&P 500 Depositary Receipts       151,100    13,375,372
                                           ------------
                                             31,397,145
                                           ------------
Insurance - 3.9%
  Insurance Brokers - 0.5%
Marsh & McLennan Companies, Inc.   84,400     3,942,324
                                           ------------
  Life & Health Insurance - 0.1%
Alleanza Assicurazioni            161,000     1,155,184
                                           ------------
  Multi-Line Insurance - 1.7%
American International
   Group, Inc.                    244,609    15,300,293
                                           ------------
  Property & Casualty Insurance - 1.6%
Berkshire Hathaway, Inc.,
  Class A (a)                         106     7,864,140
MGIC Investment Corp.              49,100     2,060,236
Radian Group, Inc.                123,000     4,338,210
                                           ------------
                                             14,262,586
                                           ------------

-------------------------------------------------------
HEALTH CARE - 9.1%
Health Care Equipment & Services - 3.2%
  Health Care Equipment - 0.9%
Medtronic, Inc.                   177,700     7,960,960
                                           ------------
  Health Care Facilities - 0.6%
HCA, Inc.                         113,700     4,944,813
                                           ------------
  Health Care Supplies - 0.3%
Essilor International SA           41,000     1,647,149
Hoya Corp.                         20,000     1,370,097
                                           ------------
                                              3,017,246
                                           ------------
  Managed Health Care - 1.4%
Aetna, Inc.                       311,000    12,533,300
                                           ------------
Pharmaceuticals & Biotechnology - 5.9%
  Pharmaceuticals - 5.9%
Aventis SA                         53,040     3,168,753
GlaxoSmithKline PLC               151,500     2,889,540
Merck & Co., Inc.                 178,700     9,692,688
Novo Nordisk AS, Class B (a)       32,500       894,026
Pfizer, Inc.                      501,000    15,916,770
Pharmacia Corp.                   241,600    10,388,800
Shire Pharmaceuticals
  Group PLC (a)                    82,420       663,584


                                   Shares         Value
-------------------------------------------------------
Teva Pharmaceuticals Industries
   Ltd., ADR                       22,000   $ 1,703,460
Wyeth                             205,000     6,867,500
                                           ------------
                                             52,185,121
                                           ------------

-------------------------------------------------------
INDUSTRIALS - 6.1%
Capital Goods - 3.7%
  Aerospace & Defense - 1.0%
General Dynamics Corp.             61,900     4,898,147
Raytheon Co.                      124,000     3,658,000
                                           ------------
                                              8,556,147
                                           ------------
  Construction & Farm Machinery - 0.4%
Caterpillar, Inc.                  81,800     3,341,530
                                           ------------
  Electrical Components & Equipment - 0.5%
Emerson Electric Co.               75,200     3,623,136
Ushio, Inc.                        82,000       855,634
                                           ------------
                                              4,478,770
                                           ------------
  Industrial Conglomerates - 1.8%
General Electric Co.              368,500     9,304,625
Siemens AG (a)                     27,720     1,309,239
Textron, Inc.                     130,800     5,362,800
                                           ------------
                                             15,976,664
                                           ------------
Commercial Services & Supplies - 0.8%
  Data Processing Services - 0.4%
Concord EFS, Inc. (a)             268,400     3,832,752
                                           ------------
  Diversified Commercial Services - 0.3%
Bellsystem24, Inc.                  2,600       508,076
Chubb PLC                         494,000       679,620
Secom Co., Ltd.                    36,000     1,269,742
                                           ------------
                                              2,457,438
                                           ------------
  Employment Services - 0.1%
Adecco SA (a)                      19,000       744,645
                                           ------------
Transportation - 1.6%
  Air Freight & Couriers - 1.6%
Exel PLFC (a)                      66,000       677,900
FedEx Corp. (a)                   129,700     6,898,743
TPG N.V.                           59,850       967,690
United Parcel Service,
  Inc., Class B                   101,400     6,085,014
                                           ------------
                                             14,629,347
                                           ------------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 7.1%
Software & Services - 2.1%
  Application Software - 0.1%
SAP AG                             14,135     1,086,836
                                           ------------
  System Software - 2.0%
Microsoft Corp. (a)               331,900    17,746,693
                                           ------------
Technology Hardware & Equipment - 5.0%
  Computer Hardware - 1.4%
Dell Computer Corp. (a)           392,400    11,226,564
Legend Holdings Ltd.            2,452,000       888,138
                                           ------------
                                             12,114,702
                                           ------------
  Electronic Equipment & Instruments - 0.5%
Flextronics International
  Ltd. (a)                        370,000     3,093,200
Samsung Electronics Co.,
  Ltd., GDR (b)                     8,000     1,142,000
                                           ------------
                                              4,235,200
                                           ------------

See notes to investment portfolio.

--------------------------------------------------------------------------------

October 31, 2002

Common Stocks (continued)          Shares         Value
-------------------------------------------------------
INFORMATION TECHNOLOGY (continued)
Technology Hardware & Equipment (continued)
  Networking Equipment - 0.7%
Cisco Systems, Inc. (a)           564,200   $ 6,307,756
Datacraft Asia Ltd.               292,000       214,620
                                           ------------
                                              6,522,376
  Office Electronics - 0.3%
Canon, Inc.                        56,000     2,061,824
                                           ------------
  Semiconductor Equipment - 0.4%
Applied Materials, Inc. (a)       233,400     3,508,002
                                           ------------
  Semiconductors - 1.7%
Intel Corp.                       611,400    10,577,220
Taiwan Semiconductor Manufacturing
  Co., Ltd., ADR                   55,000       430,100
Texas Instruments, Inc.           268,100     4,252,066
                                           ------------
                                             15,259,386
  Telecommunication Equipment - 0.0%
Nokia Oyj, ADR                     14,500       240,990
                                           ------------

-------------------------------------------------------
MATERIALS - 2.8%
Chemicals - 0.9%
  Diversified Chemicals - 0.8%
Dupont (E.I.) de Nemours & Co.    150,996     6,228,585
Shin-Etsu Chemical Co., Ltd.       32,000       985,297
                                           ------------
                                              7,213,882
  Fertilizers & Agricultural Chemicals - 0.1%
Monsanto Co.                       41,215       681,284
                                           ------------
Metals & Mining - 0.9%
  Aluminum - 0.1%
Pechiney SA                        17,940       552,470
                                           ------------
  Gold - 0.6%
Barrick Gold Corp.                345,600     5,208,192
                                           ------------
  Steel - 0.2%
Nucor Corp.                        53,100     2,237,634
                                           ------------
Paper & Forest Products - 1.0%
  Paper Products - 0.9%
Georgia-Pacific Corp.             275,500     3,361,100
International Paper Co.            87,300     3,049,389
UPM-Kymmene Oyj (a)                39,200     1,268,779
                                           ------------
                                              7,679,268
                                           ------------
  Specialty Chemicals - 0.1%
DSM N.V. (a)                       20,000       844,008
                                           ------------

-------------------------------------------------------
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
  Integrated Telecommunication Services - 2.9%
AT&T Corp.                        400,800     5,226,432
SBC Communications, Inc.          344,000     8,827,040
Telecom Italia S.p.A              176,400     1,398,175
Verizon Communications, Inc.      276,000    10,421,760
                                           ------------
                                             25,873,407
                                           ------------


                                   Shares         Value
-------------------------------------------------------
Wireless Telecommunication Services - 0.8%
China Mobile Ltd. (a)(c)          372,000      $911,400
Nokia Oyj                          73,000     1,237,302
NTT DoCoMo, Inc.                      650     1,196,594
SK Telecom Co., Ltd.               40,000       802,800
Telefonica, SA                    106,745     1,010,652
Vodafone Group PLC              1,283,558     2,061,833
                                           ------------
                                              7,220,581
                                           ------------

-------------------------------------------------------
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.                       47,512     2,394,605
National Grid Group PLC           368,800     2,623,364
PG&E Corp. (a)                    211,000     2,289,350
                                           ------------
                                              7,307,319
Gas Utilities - 0.2%
Centrica PLC                      446,000     1,269,002
                                           ------------

Total Common Stocks
   (cost of $637,240,050)                   559,177,928
                                           ------------

U.S. Government Agencies
& Obligations - 10.3%             Par
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 9.6%
Federal Home Loan Mortgage Corp.:
   4.750% 01/15/13             $  450,000       438,294
   6.000% 02/01/09-03/31/32    18,437,650    19,035,438
   6.500% 07/01/14-01/01/30     3,727,319     3,862,289
   7.000% 11/01/29-01/01/30       748,127       781,606
   8.000% 07/01/20                203,768       218,134
                                           ------------
                                             24,335,761
                                           ------------
Federal National Mortgage Association:
   5.125% 02/13/04              1,250,000     1,306,288
   6.500% 05/01/07-02/01/32    48,030,967    50,089,762
   6.625% 09/15/09              5,175,000     6,010,038
   7.125% 02/15/05              1,050,000     1,167,642
                                           ------------
                                             58,573,730
                                           ------------
Government National Mortgage Association,
   7.000% 08/15/23              1,663,523     1,762,353
                                           ------------
U.S. Government Obligations - 0.7%
U.S. Treasury Bonds and Notes:
   4.375% 08/15/12                900,000       934,308
   5.375% 02/15/31              2,370,000     2,501,535
   11.625% 11/15/04               822,000       983,959
   12.000% 08/15/13             1,323,000     1,931,104
                                           ------------
                                              6,350,906
                                           ------------

Total U.S. Government Agencies & Obligations
   (cost of $85,685,793)                     91,022,750
                                           ------------



See notes to investment portfolio.

--------------------------------------------------------------------------------

October 31, 2002

Non-Agency Mortgage-Backed &
Asset-Backed Securities - 6.6%        Par         Value
-------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES - 5.9%
Aames Mortgage Trust,
   7.870% 09/15/25             $  597,281   $   598,961
Countrywide Home Loans:
   6.500% 12/25/28              1,903,931     2,027,191
   6.850% 06/15/04              4,250,000     4,482,730
First Union Chase Commercial Mortgage,
   6.645% 04/15/09              2,250,000     2,532,783
First Union National Bank Commercial Mortgage,
   6.141% 02/12/34              5,000,000     5,480,469
GE Capital Mortgage Services, Inc.,
   6.250% 01/25/29              1,347,803     1,382,886
GS Mortgage Securities Corp.,
   6.620% 10/18/30              6,000,000     6,664,457
Headlands Mortgage Securities, Inc.:
   6.500% 11/25/28              1,905,530     1,982,198
   6.500% 11/25/28                690,755       678,262
   7.000% 02/25/28              3,155,481     3,221,872
LB-UBS Commercial Mortgage Trust,
   6.510% 11/15/10              8,000,000     8,993,324
MBNA Master Credit Card Trust:
   6.600% 04/16/07              2,250,000     2,449,208
   6.500% 01/25/29              1,718,532     1,782,821
PNC Mortgage Securities Corp.,
   7.000% 03/25/28              3,271,576     3,350,453
Provident Bank Home Equity Loan Trust,
   7.600% 10/25/12                921,914       992,822
Residential Accredit Loans, Inc.,
   6.500% 03/25/29              2,988,180     3,148,108
Residential Funding Mortgage Securities, Inc.,
   6.500% 04/25/13              2,445,152     2,597,094
                                           ------------
                                             52,365,639
                                           ------------
ASSET-BACKED SECURITIES - 0.7%
Delta Funding Home Equity Loan Trust,
   8.010% 10/25/27              5,000,000     5,346,289
JP Morgan Commercial Mortgage Finance Corp.,
   7.400% 07/15/31                700,000       812,438
                                           ------------
                                              6,158,727
                                           ------------

Total Non-Agency Mortgage-Backed &
  Asset-Backed Securities
   (cost of $55,078,233)                     58,524,366
                                           ------------

Corporate Fixed-Income Bonds & Notes - 15.3%
-------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.4%
Forestry - 0.4%
Weyerhaeuser Co.,
   6.750% 03/15/12(b)           3,250,000     3,419,975
                                           ------------



                                      Par         Value
-------------------------------------------------------
CONSTRUCTION - 0.7%
Building Construction - 0.7%
Centex Corp.,
   7.500% 01/15/12             $4,000,000  $  4,227,720
D.R. Horton, Inc.,
   8.000% 02/01/09                500,000       490,000
KB Home,
   8.625% 12/15/08                750,000       753,750
Standard Pacific Corp.,
   9.250% 04/15/12                300,000       291,000
                                           ------------
                                              5,762,470
                                           ------------

-------------------------------------------------------
CONSUMER STAPLES - 0.4%
Household & Personal Products - 0.4%
Procter & Gamble Co.
   4.750% 06/15/07              3,615,000     3,855,651
                                           ------------

-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 4.2%
Depository Institutions - 1.5%
Bank One Corp.,
   6.500% 02/01/06              5,000,000     5,455,950
Citicorp,
   8.040% 12/15/19              4,710,000     5,302,518
European Investment Bank,
   4.000% 01/15/07              1,000,000       997,095
Sovereign Bancorp, Inc.,
   10.500% 11/15/06             1,075,000     1,193,250
                                           ------------
                                             12,948,813
                                           ------------
Financial Services - 1.1%
Beaver Valley Funding Corp.,
   9.000% 06/01/17                475,000       477,574
Credit Suisse First Boston U.S.A., Inc.,
   6.500% 01/15/12              2,500,000     2,603,225
General Electric Capital Corp.,
   6.750% 03/15/32              2,000,000     2,107,060
International Lease Finance,
   6.375% 03/15/09              4,750,000     4,815,407
                                           ------------
                                             10,003,266
                                           ------------
Insurance Agents & Brokers - 0.0%
Willis Corroon Corp.,
   9.000% 02/01/09                145,000       152,250
                                           ------------
Insurance Carriers - 0.5%
Florida Windstorm Underwriting Association,
   7.125% 02/25/19              4,025,000     4,264,648
                                           ------------
Non-Depository Credit Institutions - 1.0%
Ford Motor Credit Co.,
   7.375% 02/01/11              3,250,000     2,910,180
General Motors Acceptance Corp.,
   6.125% 01/22/08              3,000,000     2,868,120
Household Finance Corp.,
   6.500% 01/24/06              4,000,000     3,571,920
                                           ------------
                                              9,350,220
                                           ------------



See notes to investment portfolio.

--------------------------------------------------------------------------------

October 31, 2002

Corporate Fixed-Income
Bonds & Notes (continued)             Par         Value
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE (continued)
Real Estate - 0.1%
iStar Financial, Inc.,
   8.750% 08/15/08             $  100,000      $100,000
Lennar Corp.,
   9.950% 05/01/10                500,000       545,625
                                           ------------
                                                645,625
                                           ------------

-------------------------------------------------------
MANUFACTURING - 2.2%
Chemicals & Allied Products - 0.2%
FMC Corp.,
   10.250% 11/01/09 (b)           215,000       220,912
Huntsman ICI Holdings LLC,
   (d) 12/31/09                   510,000       107,100
Lyondell Chemical Co.:
   9.625% 05/01/07                 50,000        47,750
   11.125% 07/15/12               750,000       731,250
MacDermid, Inc.,
   9.125% 07/15/11                500,000       532,500
Texas Petrochemical Corp.,
   11.125% 07/01/06                50,000        30,000
                                           ------------
                                              1,669,512
                                           ------------
Electronic & Electrical Equipment - 0.7%
Clear Channel Communications, Inc.,
   8.000% 11/01/08              1,000,000     1,060,000
Firstenergy Corp.,
   5.500% 11/15/06              4,000,000     3,819,960
Flextronics International Ltd.,
   9.875% 07/01/10                530,000       553,850
Potlatch Corp.,
   10.000% 07/15/11             1,000,000     1,095,000
                                           ------------
                                              6,528,810
                                           ------------
Food & Kindred Products - 0.1%
Constellation Brands, Inc.,
   8.125% 01/15/12              1,000,000     1,040,000
                                           ------------
Lumber & Wood Products - 0.4%
Georgia-Pacific Corp.,
   8.875% 05/15/31              4,000,000     3,040,000
                                           ------------
Machinery & Computer Equipment - 0.0%
JLG Industries, Inc.,
   8.375% 06/15/12                115,000        82,800
Sequa Corp.,
   8.875% 04/01/08                250,000       207,500
                                           ------------
                                                290,300
Miscellaneous Manufacturing - 0.3%
Actuant Corp.,
   13.000% 05/01/09                13,000        14,885
AGCO Corp.,
   9.500% 05/01/08                250,000       262,500
American Standard, Inc.,
   7.375% 04/15/05                500,000       515,000



                                      Par         Value
-------------------------------------------------------
Flowserve Corp.,
   12.250% 08/15/10            $   20,000   $    21,100
Koppers Industries, Inc.,
   9.875% 12/01/07                 60,000        57,600
Owens-Illinois, Inc.,
   7.350% 05/15/08                900,000       819,000
Tekni-Plex, Inc.,
   12.750% 06/15/10               510,000       459,000
                                           ------------
                                              2,149,085
                                           ------------
Paper Products - 0.1%
Durango Corp., SA,
   13.125% 08/01/06                40,000        25,400
Riverwood International Corp.,
   10.875% 04/01/08                50,000        50,750
Tembec Industries, Inc.:
   8.500% 02/01/11                 20,000        20,200
   8.625% 06/30/09                750,000       757,500
                                           ------------
                                                853,850
                                           ------------
Petroleum Refining - 0.3%
Kerr-Mcgee Corp.,
   5.375% 04/15/05              2,000,000     2,121,900
Pennzoil-Quaker State,
   10.000% 11/01/08 (b)           240,000       283,200
                                           ------------
                                              2,405,100
                                           ------------
Pollution Control - 0.0%
EnviroSource, Inc.,
   14.000% 12/15/08                 7,955         7,159
                                           ------------
Primary Metal - 0.0%
Bayou Steel Corp.,
   9.500% 05/15/08                 50,000        22,500
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (e)           360,000       216,000
WCI Steel, Inc.,
   10.000% 12/01/04               305,000        67,100
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (e)            100,000         3,000
                                           ------------
                                                308,600
                                           ------------
Printing & Publishing - 0.0%
American Greetings,
   11.750% 07/15/08               100,000       107,000
                                           ------------
Transportation Equipment - 0.1%
Collins & Aikman Products Co.,
   10.750% 12/31/11               300,000       276,000
Lear Corp.:
   7.960% 05/15/05                250,000       260,000
   8.110% 05/15/09                500,000       522,500
                                           ------------
                                              1,058,500
                                           ------------

-------------------------------------------------------
MINING & ENERGY - 1.7%
Crude Petroleum & Natural Gas - 0.4%
Union Oil Co. of California,
   7.200% 05/15/05              3,000,000     3,292,830
                                           ------------



See notes to investment portfolio.

--------------------------------------------------------------------------------

October 31, 2002

Corporate Fixed-Income
Bonds & Notes (continued)             Par         Value
-------------------------------------------------------
MINING & ENERGY (continued)
Oil & Gas Extraction - 0.8%
El Paso Energy Corp.,
   8.500% 06/01/11             $  400,000   $   359,000
Magnum Hunter Resources, Inc.,
   10.000% 06/01/07                65,000        67,925
Mariner Energy, Inc.,
   10.500% 08/01/06                45,000        41,850
Nexen, Inc.,
   7.875% 03/15/32              4,000,000     3,728,720
PDVSA Finance Ltd.:
   Series 1998-1,
   6.650% 02/15/06                 60,000        53,700
   Series 1999-G
   6.250% 02/15/06                 87,600        76,186
   Series 1999-I,
   9.750% 02/15/10                370,000       332,297
Pemex Project Funding Master Trust,
   9.125% 10/13/10              1,220,000     1,332,850
Pogo Producing Co.,
   8.250% 04/15/11                775,000       806,000
                                           ------------
                                              6,798,528
                                           ------------
Oil & Gas Field Services - 0.5%
Devon Financing Corp.,
   6.875% 09/30/11              3,000,000     3,318,270
Enron Corp.,
   6.750% 07/01/05 (e)          3,000,000        30,000
Pioneer Natural Resources Co.,
   9.625% 04/01/10                585,000       678,600
XTO Energy, Inc.:
   7.500% 04/15/12                300,000       316,500
   8.750% 11/01/09                500,000       521,250
                                           ------------
                                              4,864,620
                                           ------------

-------------------------------------------------------
RETAIL TRADE - 0.2%
Food Stores - 0.1%
Smithfield Foods, Inc.,
   8.000% 10/15/09 (b)            500,000       501,250
Winn Dixie Stores, Inc.,
   8.875% 04/01/08                 70,000        69,300
                                           ------------
                                                570,550
                                           ------------
Miscellaneous Retail - 0.0%
JC Penney Co., Inc.,
   9.000% 08/01/12                125,000       117,500
Steinway Musical Instrument,
   8.750% 04/15/11                250,000       247,500
                                           ------------
                                                365,000
                                           ------------



                                      Par         Value
-------------------------------------------------------
Restaurants - 0.1%
Yum! Brands, Inc.:
   7.700% 07/01/12             $  650,000      $672,750
   8.875% 04/15/11                150,000       162,000
                                           ------------
                                                834,750
                                           ------------

--------------------------------------------------------
SERVICES - 3.0%
Amusement & Recreation - 0.4%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                30,000        32,250
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                 80,000        83,600
Hollywood Casino Corp.,
   11.250% 05/01/07               485,000       523,800
Hollywood Park, Inc.,
   9.500% 08/01/07                 25,000        21,000
International Game Technology,
   8.375% 05/15/09              1,000,000     1,100,000
Mohegan Tribal Gaming,
   8.125% 01/01/06              1,000,000     1,030,000
Park Place Entertainment,
   9.375% 02/15/07                750,000       791,250
Six Flags, Inc.,
   9.500% 02/01/09                 20,000        18,100
                                           ------------
                                              3,600,000
                                           ------------
Business Services - 1.0%
FedEx Corp.,
   7.500% 01/15/18              4,067,682     4,593,959
Service Corp. International,
   7.700% 04/15/09                170,000       143,650
Verizon Wireless, Inc.,
   5.375% 12/15/06 (b)          4,000,000     3,917,560
                                           ------------
                                              8,655,169
                                           ------------
Health Services - 1.0%
AmerisourceBergen Corp.,
   8.125% 09/01/08                885,000       942,525
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07                85,000        94,775
Coventry Health,
   8.125% 02/15/12                500,000       515,000
HCA, Inc.:
   7.125% 06/01/06              2,000,000     2,104,300
   8.750% 09/01/10              1,000,000     1,122,440
Magellan Health Services, Inc.,
   9.000% 02/15/08                 60,000        10,200
Res Care, Inc.,
   10.625% 11/15/08 (b)           255,000       204,000
Tenet Healthcare Corp.,
   5.375% 11/15/06              3,590,000     3,744,047
                                           ------------
                                              8,737,287
                                           ------------



See notes to investment portfolio.

--------------------------------------------------------------------------------

October 31, 2002

Corporate Fixed-Income
Bonds & Notes (continued)             Par         Value
-------------------------------------------------------
SERVICES (continued)
Hotels, Camps & Lodging - 0.6%
Host Marriott LP,
   9.500% 01/15/07 (b)         $  450,000      $447,750
Marriot International,
   8.125% 04/01/05              4,000,000     4,367,320
Starwood Hotels Resorts,
   7.875% 05/01/12 (b)            750,000       714,375
                                           ------------
                                              5,529,445
                                           ------------
Other Services - 0.0%
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07                50,000        37,500
                                           ------------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 2.5%
Aerospace - 0.0%
L-3 Communications Corp.,
   7.625% 06/15/12                235,000       243,225
                                           ------------
Air Transportation - 0.5%
Northwest Airlines, Inc.,
   8.875% 06/01/06                250,000       125,000
United Airlines, Inc.,
   7.032% 10/01/10              5,096,177     3,822,133
U.S. Air, Inc.,
   10.375% 03/01/13               605,000       302,500
                                           ------------
                                              4,249,633
                                           ------------
Broadcasting - 0.1%
Allbritton Communications Co.,
   9.750% 11/30/07                 50,000        51,750
British Sky Broadcasting PLC,
   8.200% 07/15/09              1,000,000     1,039,520
Cumulus Media, Inc.,
   10.375% 07/01/08                25,000        26,437
LIN Holdings Corp.,
   (f) 03/01/08
   (10.000% 03/01/03)             100,000       101,625
SBA Communication Corp.,
   10.250% 02/01/09                30,000        14,400
Sinclair Broadcast Group, Inc.,
   9.000% 07/15/07                 40,000        41,900
                                           ------------
                                              1,275,632
                                           ------------
Cable - 0.6%
Cable Satisfaction International, Inc.,
   12.750% 03/01/10                 5,000         1,600
Continental Cablevision, Inc.,
   8.875% 09/15/05              3,000,000     2,820,000
CSC Holdings, Inc.,
   8.125% 07/15/09              1,000,000       820,000
EchoStar DBS Corp.,
   9.250% 02/01/06                470,000       474,700



                                      Par         Value
-------------------------------------------------------
Northland Cable Television, Inc.,
   10.250% 11/15/07            $   65,000   $    37,700
Rogers Cablesystems Ltd.,
   10.000% 12/01/07             1,000,000       990,000
                                           ------------
                                              5,144,000
                                           ------------
Electric, Gas & Sanitary Services - 0.1%
Allied Waste North America, Inc.:
   7.875% 01/01/09              1,000,000       960,000
   10.000% 08/01/09                90,000        86,737
                                           ------------
                                              1,046,737
                                           ------------
Electric Services - 0.2%
Cleveland Electric Illuminating Co.,
   6.860% 10/01/08              1,000,000     1,034,740
PS&G Energy Holdings,
   8.625% 02/15/08                655,000       432,300
                                           ------------
                                              1,467,040
                                           ------------
Motor Freight & Warehousing - 0.0%
QDI LLC:
   12.000% 06/15/09                 3,767           565
   12.500% 06/15/08                16,250         8,125
                                           ------------
                                                  8,690
                                           ------------
Radiotelephone Communications - 0.1%
AirGate PCS, Inc.,
   (f) 10/01/09
   (13.500% 10/01/04)              35,000         2,800
Entercom Radio/Capital,
   7.625% 03/01/14                875,000       918,750
Rogers Cantel, Inc.,
   9.750% 06/01/16                100,000        75,000
                                           ------------
                                                996,550
                                           ------------
Railroad - 0.0%
Kansas City Southern Railway Co.,
   7.500% 06/15/09                180,000       186,075
                                           ------------
Telecommunications - 0.9%
AOL Time Warner, Inc.,
   7.700% 05/01/32              1,250,000     1,143,750
Cable & Wireless Optus Ltd.,
   8.000% 06/22/10              4,695,000     5,321,078
Carrier1 International SA,
   13.250% 02/15/09 (e)            50,000         1,500
Insight Communication,
   (f) 02/15/11
   (12.250% 02/15/06)              30,000        11,400
Nextel Communications, Inc.
   9.750% 10/31/07                 85,000        75,225
Time Warner Telecom, Inc.:
   9.750% 07/15/08                260,000       117,000
   10.125% 02/01/11                80,000        36,800
WorldCom, Inc.,
   8.250% 05/15/31 (e)          4,955,000       860,931
                                           ------------
                                              7,567,684
                                           ------------
Total Corporate Fixed-Income Bonds & Notes
   (cost of $142,536,547)                   135,331,779
                                           ------------



See notes to investment portfolio.

--------------------------------------------------------------------------------

October 31, 2002

Foreign Government Agencies
& Obligations - 3.1%                  Par         Value
-------------------------------------------------------
Buoni Poliennali Del Tes,
   5.250% 08/01/11             $2,830,000   $ 2,933,376
Deutchland Republic:
   5.250% 07/04/10              1,430,000     1,501,315
   6.000% 01/05/06              2,418,000     2,571,087
Government of Canada:
   5.500% 06/01/09              1,000,000       672,233
   6.000% 06/01/11                100,000        68,631
Government of France:
   4.000% 10/25/09                580,000
   5.000% 07/12/05              2,080,000     2,143,029
   6.750% 10/25/04                547,000       577,469
   9.000% 07/12/11                 65,000       133,419
Government of New Zealand:
   6.000% 11/15/11              2,112,000     1,009,282
   8.000% 11/15/06                750,000       390,795
Government of Sweden,
   6.750% 05/05/14              8,450,000     1,039,398
Government of Victoria,
   7.500% 08/15/08              1,360,000       826,884
Hellenic Republic,
   8.600% 03/26/08                350,000       419,617
Irish Government Bond,
   5.000% 04/18/13                500,000       505,515
Kingdom of Norway:
   6.000% 05/16/11             17,530,000     2,319,449
   6.750% 01/15/07              1,565,000       215,364
Ministry Finance Russia,
   9.000% 03/25/04                250,000       131,254
Poland Government Bond:
   8.500% 10/12/04              2,077,000       537,322
   8.500% 05/12/06              2,962,000       788,714
Republic of Argentina,
   6.000% 07/21/03              1,108,000     1,195,773
Republic of Brazil,
   12.000% 11/17/06               400,000       269,806
Republic of Bulgaria,
   7.500% 01/15/13                625,000       624,636
Republic of Chile,
   7.125% 01/11/12                250,000       267,605
Republic of Colombia:
   9.750% 04/09/11                194,255       189,399
   10.000% 01/23/12               685,000       618,212
   11.375% 01/31/08               150,000       136,200
   11.750% 02/25/20               105,000        98,805
Republic of Ecuador,
   12.000% 11/15/12                50,000        26,750



                                      Par         Value
-------------------------------------------------------
Republic of South Africa,
   13.000% 08/31/10            $7,265,000      $778,032
Republic of Venezuela, Floating Rate,
   9.250% 09/15/27                300,000       206,250
Russian Federation:
   5.000% 03/31/30                375,000       286,125
   12.750% 06/24/28               810,000     1,044,900
United Kingdom Treasury,
   7.500% 12/07/06                685,000     1,201,116
United Mexican States:
   8.300% 08/15/31              1,205,000     1,195,963
   10.375% 01/29/03               100,000        51,238
                                           ------------

Total Foreign Government Agencies & Obligations
   (cost of $25,268,241)                     27,540,381
                                           ------------

Preferred Stocks - 0.1%            Shares
-------------------------------------------------------
MANUFACTURING - 0.1%
Measuring & Analyzing Instruments - 0.1%
Fresenius AG                       21,000       716,231
                                           ------------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
Cable - 0.0%
CSC Holdings Limited,
   11.125% PIK                        519        31,140
                                           ------------
Pollution Control - 0.0%
EnviroSource, Inc.                    200            46
EnviroSource, Inc.                     50         2,315
                                           ------------
                                                  2,361
                                           ------------
Total Preferred Stocks
   (cost of $2,647,634)                         749,732
                                           ------------

Warrants - 0.0% (a)
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
Consumer Finance - 0.0%
Ono Finance PLC:
   expires 05/31/09                    50            --(g)
   expires 02/15/11                    30            --(g)
                                           ------------
                                                     --
                                           ------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
Cable - 0.0%
Cable Satisfaction International, Inc.,
   expires 03/01/05                    10             5
                                           ------------
Motor Freight & Warehousing - 0.0%
QDI LLC,
   expires 01/15/07                    51            --(g)
                                           ------------


See notes to investment portfolio.

--------------------------------------------------------------------------------

October 31, 2002


Warrants (continued)               Shares         Value
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY
SERVICES (continued)
Telecommunications - 0.0%
Carrier1 International,
   expires 02/19/09                    21     $      --(g)
Horizon PCS, Inc.,
   expires 10/01/03                    45            --(g)
Jazztel PLC,
   expires 07/15/10                    15            --(g)
                                           ------------
                                                     --
Total Warrants
   (cost of $5,171)                                   5
                                           ------------

Short-Term Obligation - 0.6%          Par
-------------------------------------------------------
Repurchase agreement with SBC
   Warburg Ltd., dated 10/31/02, due
   11/01/02 at 1.880%, collateralized by
   U.S. Treasury Obligations with
   various maturities to 11/15/28,
   market value $6,048,977
   (repurchase proceeds $5,915,309)
   (cost of $5,911,000)      $5,911,000    $  5,911,000
                                           ------------

Total Investments - 99.2%
   (cost of $954,372,669)(h)                878,257,941
                                           ------------

Other Assets & Liabilities, Net - 0.8%        6,833,031
-------------------------------------------------------

Net Assets - 100.0%                        $885,090,972
                                           ------------



Notes to Investment Portfolio:
(a)Non-income producing.
(b)These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002 the value of these securities amounted to $10,851,022, which represents 1.2% of net assets.
(c)Represents fair value as determined under the direction of the Board of Trustees.
(d)Zero coupon bond.
(e)This issuer is in default of certain debt covenants. Income is not being accrued.
(f)Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will be accruing this rate.
(g)Rounds to less than $1.
(h)Cost for generally accepted accounting principles is $954,372,669. Cost for federal income tax purposes is $955,270,587. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed-income securities and wash sale deferral tax elections on securities.

  As of October 31, 2002, the Fund had entered into the following forward currency contracts:
                                                      Net Unrealized
               Contracts to  In Exchange   Settlement  Appreciation
                  Deliver        For          Date       10/31/02
------------------------------------------------------------------------
        CAD        180,000   $  115,358     11/7/2002   $ (4,874)
        EUR      1,949,000    1,925,002    11/15/2002    (25,509)
        GBP        321,000      501,406    11/15/2002    (13,486)
        NOK      4,627,000      619,313    11/15/2002    (19,133)
        SEK      3,060,000      332,795    11/15/2002    (11,511)
                                                        ---------
                                                        $(74,513)
                                                        ---------


               Contracts to  In Exchange  Settlement      Net Unrealized
                  Receive        For         Date         Depreciation
------------------------------------------------------------------------
        CAD        452,000    $289,676    11/07/2002     $ (5,667)
        EUR        850,000     839,534    11/15/2002       (9,934)
        EUR         94,000      92,843    11/15/2002       (1,238)
        EUR      1,005,000     992,625    11/15/2002      (14,337)
        GBP        183,000     285,848    11/15/2002       (7,772)
        GBP        117,000     182,756    11/15/2002       (4,916)
        GBP         21,000      32,802    11/15/2002         (798)
        NOK        874,500     117,050    11/15/2002       (3,576)
        NOK      3,752,500     502,263    11/15/2002      (15,557)
        SEK      3,900,000     424,151    11/15/2002      (14,224)
                                                         ---------
                                                         $(78,219)
                                                         ---------


           Acronym                Name
      ---------------  ----------------------------
             ADR       American Depositary Receipt
             CAD             Canadian Dollar
             EUR               Euro Dollar
             GBP             British Pounds
             GDR        Global Depositary Receipt
             NOK             Norwegian Krona
             PIK             Payment in Kind
             SEK              Swedish Krona







See notes to financial statements.

 Statement of Assets and Liabilities

October 31, 2002

Assets:
Investments, at cost                      $ 954,372,669
                                          -------------
Investments, at value                     $ 878,257,941
Cash                                              1,864
Foreign currency (cost of $3,295,372)         3,339,914
Receivable for:
   Investments sold                             723,121
   Fund shares sold                             459,012
   Interest                                   4,426,356
   Dividends                                    756,284
Deferred Trustees' compensation plan             30,790
                                          -------------
        Total Assets                        887,995,282
                                          -------------
Liabilities:
Net unrealized depreciation on
   forward currency contracts                    74,513
Payable for:
   Investments purchased                        636,277
   Fund shares repurchased                    1,298,296
   Management fee                               411,453
   Transfer agent fee                           397,940
   Pricing and bookkeeping fees                  19,503
Deferred Trustees' fee                           30,790
Other liabilities                                35,538
                                          -------------
        Total Liabilities                     2,904,310
                                          -------------
Net Assets                                $ 885,090,972
                                          -------------
Composition of Net Assets:
Paid-in capital                          $1,028,605,749
Undistributed net investment income           1,435,156
Accumulated net realized loss               (68,630,848)
Net unrealized depreciation on:
   Investments                              (76,114,728)
   Foreign currency translations               (204,357)
                                          -------------
Net Assets                                $ 885,090,972
                                          -------------

CLASS A:
Net assets                                $ 624,482,835
Shares outstanding                           93,459,309
                                          -------------
Net asset value per share                 $        6.68(a)
                                          -------------
Maximum offering price per share
  ($6.68/0.9425)                          $        7.09(b)
                                          -------------
CLASS B:
Net assets                                $ 252,598,242
Shares outstanding                           37,870,995
                                          -------------
Net asset value and offering
   price per share                        $        6.67(a)
                                          -------------
CLASS C:
Net assets                                $   7,872,825
Shares outstanding                            1,182,882
                                          -------------
Net asset value and offering
   price per share                        $        6.66(a)
                                          -------------
CLASS Z:
Net assets                                $     137,070
Shares outstanding                               19,389
                                          -------------
Net asset value, offering and redemption
   price per share                        $        7.07
                                          -------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

 Statement of Operations

For the Year Ended October 31, 2002

Investment Income:
Dividends                                  $  8,438,579
Interest                                     28,353,933
                                          -------------
   Total Investment Income
     (net of foreign taxes withheld
     of $236,917)                            36,792,512
                                          -------------
Expenses:
Management fee                                5,869,600
Distribution fee:
   Class B                                    2,559,412
   Class C                                       71,535
Service fee:
   Class A                                    1,658,996
   Class B                                      772,859
   Class C                                       21,739
Pricing and bookkeeping fees                    406,753
Transfer agent fee                            3,595,127
Trustees' fee                                    49,378
Custody fee                                     102,173
Other expenses                                  244,464
                                          -------------
   Total Expenses                            15,352,036
Custody earnings credit                          (3,413)
Interest expense                                    496
                                          -------------
   Net Expenses                              15,349,119
                                          -------------
Net Investment Income                        21,443,393
                                          -------------
Net Realized and Unrealized
   Gain (Loss) on Investments,
   Foreign Currency and
   Futures Contracts:
Net realized loss on:
   Investments                              (54,066,560)
   Foreign currency transactions               (422,143)
   Futures contracts                           (346,877)
                                          -------------
     Net realized loss                      (54,835,580)
                                          -------------
Net change in unrealized
  appreciation/depreciation on:
   Investments                              (63,109,208)
   Foreign currency translations               (142,990)
   Futures contracts                             22,471
                                          -------------
     Net change in unrealized
       appreciation/depreciation            (63,229,727)
                                          -------------
Net Loss                                   (118,065,307)
                                          -------------
Net Decrease in Net Assets
   from Operations                       $  (96,621,914)
                                          -------------



See notes to financial statements.

 Statement of Changes in Net Assets

                             Year Ended October 31,
Increase (Decrease)      ------------------------------
in Net Assets:                  2002          2001
-------------------------------------------------------
Operations:
Net investment income        $ 21,443,393 $  26,947,915
Net realized loss on
   investments, foreign
   currency transactions and
   futures contracts          (54,835,580)  (5,401,472)
Net change in unrealized
   appreciation/depreciation
   on investments, foreign
   currency translations and
   futures contracts          (63,229,727)(273,232,537)
                            ------------- -------------
Net Decrease from
   Operations                 (96,621,914)(251,686,094)
                            ------------- -------------

DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income:
   Class A                    (17,005,840) (18,564,461)
   Class B                     (5,497,626)  (8,173,097)
   Class C                       (152,166)    (164,928)
   Class Z                         (2,052)        (625)
From net realized gains:
   Class A                             --  (85,056,743)
   Class B                             --  (58,164,378)
   Class C                             --     (644,950)
   Class Z                             --       (4,029)
                            ------------- -------------
Total Distributions Declared
   to Shareholders            (22,657,684)(170,773,211)
                            ------------- -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions              105,394,779   131,869,578
   Proceeds received in
     connection with merger         --       45,294,614
   Distributions reinvested    14,644,268    92,834,852
   Redemptions               (169,597,219)(135,814,275)
                            ------------- -------------
     Net Increase (Decrease)  (49,558,172)  134,184,769
                            ------------- -------------
Class B:
   Subscriptions               25,619,801    46,239,494
   Proceeds received in
     connection with merger            --    86,285,205
   Distributions reinvested     5,091,643    62,514,345
   Redemptions               (155,969,000)(218,763,912)
                            ------------- -------------
     Net Decrease            (125,257,556) (23,724,868)
                            ------------- -------------
Class C:
   Subscriptions                1,636,700     2,744,324
   Proceeds received in
     connection with merger            --     6,938,074
   Distributions reinvested       134,171       735,897
   Redemptions                 (3,308,046)  (3,576,571)
                            ------------- -------------
     Net Increase (Decrease)   (1,537,175)    6,841,724
                            ------------- -------------




                             Year Ended October 31,
Increase (Decrease)      ------------------------------
in Net Assets:                  2002          2001
-------------------------------------------------------
Class Z:
   Subscriptions               $  138,570  $     54,111
   Distributions reinvested         1,089           388
   Redemptions                    (35,392)           --
                            ------------- -------------
     Net Increase                 104,267        54,499
                            ------------- -------------
Net Increase (Decrease) from
   Share Transactions        (176,248,636)  117,356,124
                            ------------- -------------
Total Decrease in Net Assets (295,528,234)(305,103,181)

NET ASSETS:
Beginning of period         1,180,619,206 1,485,722,387
                            ------------- -------------
End of period (including
   undistributed net
   investment income
   of $1,435,156 and
   $2,882,499, respectively) $885,090,972$1,180,619,206
                            ------------- -------------

CHANGES IN SHARES:
Class A:
   Subscriptions               14,166,764    15,969,220
   Issued in connection
     with merger                    --        5,086,691
   Issued for distributions
     reinvested                 1,985,727    10,480,855
   Redemptions                (23,318,799) (16,293,210)
                            ------------- -------------
     Net Increase (Decrease)   (7,166,308)   15,243,556
                            ------------- -------------
Class B:
   Subscriptions                3,478,749     5,451,027
   Issued in connection
     with merger                       --     9,705,191
   Issued for distributions
     reinvested                   688,026     7,028,550
   Redemptions                (21,213,077) (26,469,059)
                            ------------- -------------
      Net Decrease            (17,046,302)  (4,284,291)
                            ------------- -------------
Class C:
   Subscriptions                  227,687       327,026
   Issued in connection
     with merger                       --       781,666
   Issued for distributions
     reinvested                    18,206        83,894
   Redemptions                   (458,430)    (435,821)
                            ------------- -------------
      Net Increase (Decrease)    (212,537)      756,765
                            ------------- -------------
Class Z:
   Subscriptions                   18,011         5,924
   Issued for distributions
     reinvested                       149            42
   Redemptions                     (5,050)           --
                            ------------- -------------
      Net Increase                 13,110         5,966
                            ------------- -------------



See notes to financial statements.

 Notes to Financial Statements

October 31, 2002



Note 1. Accounting Policies

Organization:

The Liberty Fund (the "Fund"), a series of Liberty Funds Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek primarily income and capital growth and secondarily, capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

On February 2, 2001, Liberty Strategic Balanced Fund Class A shares, Class B shares and Class C shares merged into The Liberty Fund's Class A shares, Class B shares and Class C shares, respectively. The transfer of assets was as follows:

      SHARES           NET ASSETS        UNREALIZED
      ISSUED            RECEIVED      APPRECIATION (1)
     --------         -------------    --------------
    15,573,548        $138,517,893       $14,503,908

                     NET ASSETS OF
                    LIBERTY STRATEGIC  NET ASSETS OF
   NET ASSETS OF        BALANCED          THE FUND
  THE FUND PRIOR    FUND IMMEDIATELY  IMMEDIATELY AFTER
  TO COMBINATION   PRIOR TO COMBINATION  COMBINATION
   ------------     -----------------   -------------
  $1,396,758,189      $138,517,893     $1,535,276,082

(1) Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

October 31, 2002


Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Securities Lending:

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. For the year ended October 31, 2002, there were no securities out on loan.

Determination of Class Net Asset Values and Financial Highlights:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest Income, Debt Discount
and Premium:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis.

Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows based on securities held by the Fund on November 1, 2001:

                                    NET
                                UNREALIZED
                COST           DEPRECIATION
               ------           ----------
            $(1,029,119)        $1,029,119

The effect of this change, for the year ended October 31, 2002, was as follows:

  UNDISTRIBUTED        ACCUMULATED           NET
  NET INVESTMENT      NET REALIZED       UNREALIZED
      INCOME              LOSS          DEPRECIATION
 ----------------     -------------     ------------
    $(456,914)          $864,849         $(407,935)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

Distribution to Shareholders:

Distributions to shareholders are recorded on ex-date.

Foreign Currency Transactions:

Net realized and unrealized gains (losses)on foreign currency transactions includes gains (losses) arising from fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

October 31, 2002




Futures Contracts:

During the year ended October 31, 2002, the Fund entered into U.S. Treasury security futures contracts to either hedge against expected declines in the value of their securities or as a temporary substitute for the purchase on individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the security being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of October 31, 2002, the Fund did not have any open futures contracts.

Forward Currency Contracts:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other:

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, straddle deferrals, mark-to-market on forward contracts, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2002 permanent items identified and reclassified among the components of net assets are as follows:

            UNDISTRIBUTED       ACCUMULATED
           NET INVESTMENT      NET REALIZED
               INCOME              LOSS
             ----------         ----------
              $796,067          $(796,067)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

                     ORDINARY INCOME
                     ---------------
                       $22,657,684

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

            UNDISTRIBUTED       UNREALIZED
              ORDINARY         APPRECIATION
               INCOME         (DEPRECIATION)*
             ----------        -------------
             $2,033,571        $(77,142,490)

 * The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized

October 31, 2002


gains on investments, if any, to the extent permitted by the Internal Revenue
Code:

        YEAR OF                  CAPITAL LOSS
       EXPIRATION                CARRYFORWARD
        ---------                 -----------
          2007                    $ 4,426,086
          2009                      5,011,398
          2010                     58,720,418
                                   ----------
                                  $68,157,902
                                   ==========

The capital loss carryforward expiring in 2007 was acquired in the merger with the Liberty Strategic Balanced Fund. The availability for use in offsetting any future realized gains may be limited in a given year.

Note 3. Fees and Compensation
Paid to Affiliates

Management Fee:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

   AVERAGE DAILY NET ASSETS     ANNUAL FEE RATE
   ---------------------        --------------
   First $1 billion                  0.55%
   Over $1 billion                   0.50%

Nordea Securities, Inc. ("Nordea"), had been retained by the Advisor as sub-advisor to manage the day-to-day investment operations of the Fund. The Advisor, out of the advisory fee it received, paid Nordea a monthly sub-advisory fee equal to 0.40% annually of the average daily net assets of the Fund. Effective January 1, 2002, Nordea Investment Management North America, Inc., an indirect wholly-owned subsidiary of Nordea AB, replaced Nordea as sub-advisor to the Fund, with substantially the same fee arrangement.

Pricing and Bookkeeping Fee:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services. For the year ended October 31, 2002, the net asset based fee rate was 0.036%.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended October 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $35,865 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $6,819, $619,765, and $1,811 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for its Class A, Class B and Class C shares, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.15% of the average daily net assets attributable to outstanding Class A and Class B shares issued prior to April 1, 1989 and (2) 0.25% of the average daily net assets attributable to outstanding Class A, Class B and Class C shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the year ended October 31, 2002, the Fund's annual service fee was 0.23%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

October 31, 2002




Other:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $3,413 of custody fees were reduced by balance credits for the year ended October 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Portfolio Information

Investment Activity:

For the year ended October 31, 2002, purchases and sales of investments, other than short-term obligations, were $378,336,832 and $460,082,316 of which $44,594,097 and $87,073,530, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at October 31, 2002, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation      $   83,351,991
   Gross unrealized depreciation        (160,364,637)
                                        ------------
     Net unrealized depreciation       $ (77,012,646)
                                        ------------




Other:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended October 31, 2002, the average daily loan balance outstanding on days where borrowings existed was $2,333,333 at a weighted average interest rate of 2.23%.


 Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                                                     Year Ended October 31,
                                         --------------------------------------------------------------------------------
Class A Shares                               2002             2001             2000           1999 (a)           1998
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.53          $ 10.24          $ 10.81          $ 10.38          $ 11.16
-------------------------------------------------------------------------------------------------------------------------
Income From
   Investment Operations:
Net investment income (b)                      0.16(c)          0.19             0.19             0.21             0.24
Net realized and unrealized gain (loss)
   on investments, foreign currency
   and futures contracts                      (0.84)(c)        (1.70)            0.63             0.89             0.68
-------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations         (0.68)           (1.51)            0.82             1.10             0.92
-------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
   to Shareholders:
From net investment income                    (0.17)           (0.20)           (0.19)           (0.23)           (0.25)
From net realized gains                          --            (1.00)           (1.20)           (0.44)           (1.45)
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                 (0.17)           (1.20)           (1.39)           (0.67)           (1.70)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                             $ 6.68           $ 7.53          $ 10.24          $ 10.81          $ 10.38
-------------------------------------------------------------------------------------------------------------------------
Total return (d)                              (9.19)%         (16.38)%           8.16%           10.94%            9.08%
-------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
Expenses (e)                                   1.18%            1.13%            1.06%            1.12%            1.12%
Net investment income (e)                      2.24%(c)         2.29%            1.88%            2.02%            2.22%
Portfolio turnover rate                          41%              55%              78%              74%              69%
Net assets, end of period (000's)          $624,483         $757,467         $874,225         $936,331         $936,639

(a) For the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.28% to 2.24%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


 Financial Highlights (continued)

Selected data for a share outstanding throughout each period is as follows:

                                                                     Year Ended October 31,
                                         --------------------------------------------------------------------------------
Class B Shares                                2002             2001             2000           1999 (a)           1998
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.51          $ 10.22          $ 10.79          $ 10.36          $ 11.14
-------------------------------------------------------------------------------------------------------------------------
Income From
   Investment Operations:
Net investment income (b)                      0.11 (c)         0.13             0.12             0.14             0.16
Net realized and unrealized gain (loss)
   on investments, foreign currency
   and futures contracts                      (0.83)(c)        (1.71)            0.62             0.88             0.68
-------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations         (0.72)           (1.58)            0.74             1.02             0.84
-------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
   to Shareholders:
From net investment income                    (0.12)           (0.13)           (0.11)           (0.15)           (0.17)
From net realized gains                          --            (1.00)           (1.20)           (0.44)           (1.45)
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                 (0.12)           (1.13)           (1.31)           (0.59)           (1.62)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                             $ 6.67           $ 7.51          $ 10.22          $ 10.79          $ 10.36
-------------------------------------------------------------------------------------------------------------------------
Total return (d)                              (9.77)%         (17.05)%           7.33%           10.11%            8.27%
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses (e)                                   1.93%            1.88%            1.81%            1.88%            1.87%
Net investment income (e)                      1.49%(c)         1.54%            1.13%            1.26%            1.47%
Portfolio turnover rate                          41%              55%              78%              74%              69%
Net assets, end of period (000's)          $252,598         $412,639         $604,975         $706,366         $653,476

(a) For the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized gain
     (loss) per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


 Financial Highlights (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                     Year Ended October 31,
                                      -----------------------------------------------------------------------------------
Class C Shares                                2002             2001             2000           1999 (a)           1998
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.50          $ 10.21          $ 10.78          $ 10.35          $ 11.15
-------------------------------------------------------------------------------------------------------------------------
Income From
   Investment Operations:
Net investment income (b)                      0.11(c)          0.13             0.12             0.14             0.15
Net realized and unrealized gain (loss)
   on investments, foreign currency
   and futures contracts                      (0.83)(c)        (1.71)            0.62             0.88             0.68
-------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations         (0.72)           (1.58)            0.74             1.02             0.83
-------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
   to Shareholders:
From net investment income                    (0.12)           (0.13)           (0.11)           (0.15)           (0.18)
From net realized gains                          --            (1.00)           (1.20)           (0.44)           (1.45)
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                 (0.12)           (1.13)           (1.31)           (0.59)           (1.63)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                             $ 6.66           $ 7.50          $ 10.21          $ 10.78          $ 10.35
-------------------------------------------------------------------------------------------------------------------------
Total return (d)                              (9.78)%         (17.07)%           7.34%           10.15%            8.21%
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses (e)                                   1.93%            1.88%            1.81%            1.88%            1.87%
Net investment income (e)                      1.49%(c)         1.54%            1.13%            1.26%            1.47%
Portfolio turnover rate                          41%              55%              78%              74%              69%
Net assets, end of period (000's)           $ 7,873         $ 10,463          $ 6,519          $ 9,074          $ 5,501

(a) For the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized gain
     (loss) per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


 Financial Highlights (continued)


Selected data for a share outstanding throughout each period is as follows:

                                                                     Year Ended October 31,
                                       ----------------------------------------------------------------------------------
Class Z Shares                            2002             2001             2000           1999 (a)           1998
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $ 7.95          $ 10.75          $ 11.28          $ 10.39          $ 11.17
-------------------------------------------------------------------------------------------------------------------------
Income From
   Investment Operations:
Net investment income (b)                      0.19(c)          0.21             0.22             0.24             0.26
Net realized and unrealized gain (loss)
   on investments, foreign currency
   and futures contracts                      (0.88)(c)        (1.79)            0.67             1.34             0.69
-------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations         (0.69)           (1.58)            0.89             1.58             0.95
-------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
   to Shareholders:
From net investment income                    (0.19)           (0.22)           (0.22)           (0.25)           (0.28)
From net realized gains                       --               (1.00)           (1.20)           (0.44)           (1.45)
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions
     Declared to Shareholders                 (0.19)           (1.22)           (1.42)           (0.69)           (1.73)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                             $ 7.07           $ 7.95          $ 10.75          $ 11.28          $ 10.39
-------------------------------------------------------------------------------------------------------------------------
Total return (d)                              (8.88)%         (16.25)%           8.44%           15.92%            9.35%
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses (e)                                   0.95%            0.90%            0.82%            0.88%            0.88%
Net investment income (e)                      2.47%(c)         2.52%            2.12%            2.26%            2.46%
Portfolio turnover rate                          41%              55%              78%              74%              69%
Net assets, end of period (000's)            $  137           $   50          $     3          $     3          $22,235

(a) For the years ended October 31, 2002, 2001, 2000 and 1999, the Fund was audited by Ernst &Young LLP. The previous year was audited by other independent accountants.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 2.51% to 2.47%. The impact to the net investment income and realized and unrealized gain (loss) per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

 Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF LIBERTY FUNDS TRUST III:
THE LIBERTY FUND

We have audited the accompanying statement of assets and liabilities, including the Investment Portfolio, of The Liberty Fund (one of the series constituting Liberty Funds Trust III [the "Trust"]) as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1998 was audited by other auditors whose report dated December 11, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Liberty Fund, one of the series of Liberty Funds Trust III, at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 12, 2002

 Unaudited Information

Federal Income Tax Information

30.32% of the ordinary income distributed by the Fund, for the year ended October 31, 2002, qualifies for the corporate dividends received deduction.

--------------------------------------------------------------------------------

 Trustees


The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                            Year first                                                  Number of
                                            elected or                                              portfolios in fund     Other
                            Position with   appointed       Principal occupation(s)                  complex overseen  directorships
Name, address and age       Liberty Funds   to office       during past five years                      by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        103       None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-Corporate Development         103       None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***     None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        103       None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      2000     Professor of Economics, University of Washington,      118*        None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September 2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980, Associate Editor, Journal
                                                     of Money Credit and Banking, since September
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties         105***    Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                  and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                        (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               103          None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners    103    Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly          (business products and
One Financial Center                                 Chief Executive Officer and Chairman of the                services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank                          International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                            services) and MONY Group
                                                                                                                (life insurance)


27





--------------------------------------------------------------------------------
TRUSTEES (CONTINUED)

                                         Year first                                                 Number of
                                         elected or                                              portfolios in fund        Other
                           Position with  appointed   Principal occupation(s)                    complex overseen      directorships
Name, address and age      Liberty Funds  to office   during past five years                        by trustee             held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs  103  Chairman of the Board of
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education       Directors, Enesco Group, Inc.
One Financial Center                                 Industry from 1994 to 1997, and President,           (designer, importer and
Boston, MA 02111                                     Applications Solutions Division from 1991 to        distributor of giftware and
                                                     1994, IBM Corporation [global education and                collectibles)
                                                     global applications])


INTERESTED TRUSTEES

William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners 105*** Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital      + Co. (financial service
Boston, MA 02111 LLC                                 LLC from November 1996 to February 1999;                provider), First Health
                                                     Dean and Professor, College of Business and           (health care) and Systech
                                                     Management, University of Maryland from              Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia             103            None
One Financial Center             and                 Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Franham, Incorporated (Stein Roe)
                                                     since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates,
                                                     Inc. since April 1999; Executive Vice President
                                                     and Chief Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999; Director of Stein
                                                     Roe since September 2000; Trustee and Chairman
                                                     of the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October 2000; Vice
                                                     President of Galaxy Funds since September 2002;
                                                     (formerly Vice President of Liberty Funds from
                                                     April 1999 to August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam Mutual
                                                     Funds from December 1993 to March 1999)


*  In addition to serving as a disinterested trustee of Liberty Funds, Mr.
   Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.
** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.
***In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr.
   Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star
   Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.



28




--------------------------------------------------------------------------------

 Officers and Transfer Agent

                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------
OFFICERS
Keith T. Banks (age 46)    President      2001      President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management                                 Officer and Chief Executive Officer of Columbia Management Group or its
Group, Inc. 590 Madison                             predecessor since August 2000; President, Chief Executive Officer and Chief
Avenue, 36th Floor                                  Investment Officer of Fleet Investment Advisor Inc. since 2000 (formerly
Mail Stop NY EH 30636A                              Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
New York, NY 10022                                  from November 1996 to August 2000); President of the Galaxy Funds since
                                                    September 2002

Vicki L. Benjamin (age 41)   Chief        2001      Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds
One Financial Center      Accounting                since May 2002; Chief Accounting Officer of the Liberty Funds, Stein Roe Funds
Boston, MA 02111          Officer and               and Liberty All-Star Funds since June 2001; Controller and Chief Accounting
                          Controller                Officer of Galaxy Funds since September 2002; Vice President of LFG since April
                                                    2001 (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                    Company from May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                    Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer  2000      Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of LFG since January 2001 (formerly
                                                    Vice President from April 2000 to January 2001; Vice President of Colonial
                                                    Management Associates, Inc. from February 1998 to October 2000; Senior Tax
                                                    Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)  Secretary    2002      Secretary of Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel and Senior
                                                    Vice President of Fleet National Bank since September 2002 (formerly Senior
                                                    Vice President and Group Senior Counsel of Fleet National Bank from November
                                                    1994 to September 2002); Assistant Secretary of Galaxy Funds since September
                                                    2002





Important Information About This Report
The Transfer Agent for The Liberty Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of The Liberty Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Annual Report:
The Liberty Fund

The Liberty Fund  Annual Report, October 31, 2002

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LibertyFunds
A Member of Columbia Managment Group

(c)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621



                                               721-02/663L-1002  (12/02) 02/2832